COMMITMENTS AND CONTINGENCIES (Details Narrative) ¥ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Loss Contingencies [Line Items]
Contractual commitment			$ 29,429,000				¥ 208,946
Due with in one year			23,601				167,563
Litigation settlement expense	$ 153,000	¥ 1,115
Outstanding bill amount	$ 1,819,000	¥ 12,547
General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Litigation settlement expense					$ 5,350,000	¥ 34,000
Production and Development Agreement [Member]
Loss Contingencies [Line Items]
Contractual commitment			6,029,000				¥ 42,804	$ 25,700,000	¥ 177,300
Purchase commitment amount			$ 10,196,000	¥ 72,393